Share-Based Compensation	12 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation

16. Share-Based Compensation

 On October 7, 2025, the Company's Board of Directors approved and adopted the 2025 Share Incentive Plan (the “Plan”), under which 6,608,661 Class A ordinary shares (66,087 shares retrospectively adjusted for effect of reverse stock splits on March 16, 2026 and October 30, 2026 at $0.01), par value US$0.0001 per share, were registered. The initial maximum number of shares available for awards under the Plan (the “Award Pool”) was 4,754,432 shares (47,544 shares retrospectively adjusted for effect of reverse stock splits on March 16, 2026 and October 30, 2026) . The Award Pool will automatically increase on January 1 of each fiscal year during the initial three-year period commencing January 1, 2026, by 3.0% of the total number of shares issued and outstanding as of the last day of the preceding fiscal year, or such lesser amount as determined by the Board of Directors. The Award Pool is subject to equitable adjustments for share dividends, splits and similar transactions. Shares issued under the Plan may consist of authorized and unissued shares, treasury shares or shares purchased on the open market. Shares underlying awards that are forfeited, expired or otherwise lapse generally become available for future grants under the Plan.

On October 18, 2025, the Company granted 1,000,000 restricted Class A ordinary shares (equivalent to 10,000 shares after retrospective adjustment for the reverse stock splits effected on March 16, 2026 and October 30, 2026) to external consultants as compensation for consulting services. These equity-settled awards were accounted for in accordance with ASC 718, Compensation—Stock Compensation. The fair value of the awards was recognized based on the nature of the services received, with the corresponding amount recorded as deferred expenses (see Note 8).

On February 9, 2026, the Company granted 100,000 restricted Class A ordinary shares (equivalent to 1,000 shares after retrospective adjustment for the reverse stock splits effected on March 16, 2026 and October 30, 2026) to an external consultant as compensation for advisory services. All shares vested immediately upon the grant date. The fair value of the award was determined based on the closing market price of the Company's ordinary shares on the grant date, and the corresponding share-based compensation expense was recognized in full.

A summary of activities of the restricted shares for the year ended June 30, 2026 is as follow:

	Number of nonvested restricted shares	Weighted average FV per ordinary share on the grant date ($US)
Unvested as of July 1, 2024
Granted	-	-
Vested	-	-
Forfeited	-	-
Unvested as of June 30, 2025	-	-
Granted (1)	11,000	48.78
Vested (1)	(1,000)	21.58
Forfeited (1)	-	-
Unvested as of June 30, 2026	10,000	51.5

(1)	Retroactively restated for effect of 1-for-25 reverse stock splits on March 16, 2026 and 1-for-4 reverse stock splits on October 30, 2026.

For the year ended June 30, 2026, share-based incentive expenses of US$213,611 were recognized for the restricted shares granted to the external consultants. As of June 30, 2026 unrecognized share based compensation expense related to the restricted shares amounted to US$322,975 based on grant date fair value. This amount will be amortized over the service period and recognized in profit or loss.

The allocation of total share-based compensation expenses is set forth as follows:

	For the years ended June 30,
	2026	2025
	US$	US$
General and administrative expenses	213,611	-
Total	213,611	-